Schedule I-Condensed Financial Information (Details 4) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Cash flows from operating activities:
Net income	$ 232,906	¥ 1,508,712	¥ 752,593	¥ 321,220
Adjustments to reconcile net income to net cash by operating activities:
Share of loss of affiliates	(12,977)	(84,063)	(62,716)	0
Impairment loss of investment	15,398	99,749	6,166
Share-based compensation expenses	46,766	302,941	225,494	76,505
Amortization of debt issuance cost	5,164	33,453	26,701
Changes in operating assets and liabilities:
Amounts due from subsidiaries	(133)	(865)	(30,991)	1,104
Net cash generated from operating activities	295,638	1,915,086	3,262,662	2,633,282
Cash flows from investing activities:
Investment in affiliates and other investments	(80,837)	(523,643)	(463,093)
Investment in available-for-sale securities	(38,123)	(246,953)
Acquisition of a subsidiary, net of cash acquired	(6,051)	(39,198)	(687,233)
Net cash used in investing activities	(453,443)	(2,937,309)	(4,253,380)	(1,941,839)
Cash flows from financing activities:
Proceed from issuance of convertible notes			3,836,110
Repurchase of ordinary shares	(100,373)	(650,197)
Issuance cost of convertible notes offering			(6,689)
Other capital contributions			4,225
Proceeds from issuance of ordinary shares in the offerings, net of issuance costs				561,551
Proceeds from issuance of ordinary shares upon exercise of stock options	976	6,323	10,950	12,586
Net cash provided by (used in) financing activities	(83,228)	(539,134)	3,852,133	574,137
Effect of exchange rate changes	14,664	94,990	(96,928)	(14,793)
Net increase (decrease) in cash and cash equivalents	(226,369)	(1,466,367)	2,764,487	1,250,787
Cash and cash equivalents at beginning of the period	739,565	4,790,751	2,026,264	775,477
Cash and cash equivalents at end of the period	$ 513,196	3,324,384	4,790,751	2,026,264
Restriction on dividend distribution
Amount of restricted capital and reserves not available for dividend distribution		1,957,529	1,157,529
Consolidated VIE and VIE's subsidiaries
Cash flows from operating activities:
Net income		226,986	162,955	(11,954)
Changes in operating assets and liabilities:
Net cash generated from operating activities		(1,363,805)	1,052,069	2,370,276
Cash flows from investing activities:
Net cash used in investing activities		1,018,250	(890,327)	(1,474,294)
Cash flows from financing activities:
Net cash provided by (used in) financing activities		809,740	12,665
Restriction on dividend distribution
Dividend paid to the Company		0	0	0
Amount of restricted capital and reserves not available for dividend distribution		829,500	29,500
Parent company
Cash flows from operating activities:
Net income		1,589,665	841,286	321,220
Adjustments to reconcile net income to net cash by operating activities:
Equity in incomes of subsidiaries and variable interest entities		(2,159,985)	(1,197,222)	(397,725)
Share of loss of affiliates		(80,422)	(62,038)
Impairment loss of investment		68,648	6,166
Share-based compensation expenses		302,941	225,494	76,505
Amortization of debt issuance cost		33,453	26,701
Changes in operating assets and liabilities:
Amounts due from subsidiaries		993,135	(2,715,107)	(573,561)
Accrued expenses and other current liabilities		605	16,699
Net cash generated from operating activities		908,884	(2,733,945)	(573,561)
Cash flows from investing activities:
Investment in affiliates and other investments		(335,974)	(437,108)
Investment in available-for-sale securities		(38,406)
Acquisition of a subsidiary, net of cash acquired			(687,233)
Net cash used in investing activities		(374,380)	(1,124,341)
Cash flows from financing activities:
Proceed from issuance of convertible notes			3,836,110
Repurchase of ordinary shares		(650,197)
Issuance cost of convertible notes offering			(6,689)
Other capital contributions			4,225
Proceeds from issuance of ordinary shares in the offerings, net of issuance costs				561,551
Proceeds from issuance of ordinary shares upon exercise of stock options		6,323	10,950	12,586
Net cash provided by (used in) financing activities		(643,874)	3,844,596	574,137
Effect of exchange rate changes		108,650	14,089
Net increase (decrease) in cash and cash equivalents		(720)	399	576
Cash and cash equivalents at beginning of the period		975	576
Cash and cash equivalents at end of the period		255	975	576
Restriction on dividend distribution
Amount of restricted capital and reserves not available for dividend distribution		1,957,529	1,157,529
Cash dividend declared and paid to the Company		0	0	0
WFOE
Restriction on dividend distribution
Dividend paid to the Company		0	0	¥ 0
Amount of restricted capital and reserves not available for dividend distribution		¥ 1,128,029	¥ 1,128,029